Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001587982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2018
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Vivaldi Merger Arbitrage Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – VIVALDI MERGER ARBITRAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vivaldi Merger Arbitrage Fund (the "Fund") seeks returns that are largely uncorrelated with the returns of the general stock market, and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below provides information on the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page 31 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 478% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	478.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund primarily invests in equity securities (publicly-traded common stock and preferred stock) and derivatives thereof (primarily options) of companies that are involved in a significant corporate event, such as a merger or acquisition. Investments in companies undergoing a merger or acquisition have both risk and return characteristics that are different from the risks of investing in the general stock market. While the risks and returns of traditional stock investing depend on company-specific factors such as profitability and prospects for growth, and on broader economic factors such as interest rates, inflation, global trade and political risks, the Fund's advisor believes that the risks and returns of merger-arbitrage investing are largely isolated from the daily movements of the stock market, and instead primarily depend on the successful or unsuccessful completion of a merger or acquisition, which creates returns that are largely uncorrelated with the returns of the stock market.

The typical merger-arbitrage strategies employed by the Fund's advisor seek to generate returns by purchasing the stock of the company being acquired, which is commonly known as the target company (the "target"), while shorting the stock of the company acquiring the target's stock. The profit which may be realized is the "spread," or difference in price between (a) the current trading price of the target company following the announcement of the merger, and (b) the contractual price to be paid for the target company in the future when the transaction closes. This spread, or the return that can be earned, may offer a modest nominal total return. However, given that a merger transaction generally is completed in three to four months, a modest return may translate into higher annualized returns.

The Fund may invest in equity securities of any market capitalization. The Fund may invest in event-driven transactions as small as $100 million in transaction value, without limitation as to industries and sectors. While the Fund may invest in both U.S. and non-U.S. securities, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts ("ADRs"). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest directly in other foreign markets. In executing the Fund's strategy, the advisor generally expects to employ leverage and to utilize a variety of hedging techniques including those involving short sales, options, index futures, forwards, swaps, and other financial instruments. The Fund may also invest in other types of securities such as debt securities, convertible securities and options using merger arbitrage strategies. The debt securities in which the Fund invests may be of any maturity and credit quality including high yield securities, commonly referred to as "junk bonds", that are rated below investment grade by at least one of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of McGraw Hill Companies Inc. ("S&P") or Fitch Ratings Ltd. ("Fitch") (or if unrated, are determined by the advisor to be of comparable credit quality). The Fund may hold a significant amount in cash or cash equivalents in markets where the Advisor cannot find enough securities that meet its investment criteria.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer issuers than a "diversified" mutual fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to "cover" open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives, short sales and other leveraged investments (including the entire amount of the Fund's investment in such investments) even if they are covered.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

High yield ("junk") bond risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are financially weaker, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Lack of correlation risk; hedging risk. There can be no assurance that the Fund's hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leveraging risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Merger and Other Arbitrage Transactions Risk. The Fund may invest or take short positions in securities of companies that are the subject of an acquisition. When the Fund's advisor determines that it is probable that an acquisition will be consummated, the Fund may seek to purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when the advisor believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to seek to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Fund.

Every merger transaction is subject to unique risks. The risks of investing in securities related to a merger or acquisition transaction include the risk that the transaction is renegotiated, the risk that the transaction takes longer to complete than originally planned, and the risk that the transaction is never completed. These risks may occur for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from the applicable state, federal or international regulatory agencies, or the failure of shareholders of the party companies to approve the transaction. These risks could cause the Fund to incur a loss.

Micro-cap, small-cap and mid-cap company risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations, or poor economic or market conditions.

Non-diversification risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Options risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Short sales risk. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on October 1, 2015, after the reorganization of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company which commenced operations on April 1, 2000 (the "Predecessor Fund"), into the Fund, pursuant to which the Predecessor Fund transferred substantially all of its assets into the Fund. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, substantially the same as those of the Predecessor Fund. The Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended, on regulated investment companies, such as the Fund. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to the commencement of the Fund's operations.

Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I Shares
Highest Calendar Quarter Return at NAV	3.99%	Quarter Ended 9/30/2014
Lowest Calendar Quarter Return at NAV	(1.81)%	Quarter Ended 9/30/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Vivaldi Merger Arbitrage Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VARAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.12%
Interest expenses (includes dividends and interest expenses on short sales)	rr_Component2OtherExpensesOverAssets	1.23%
All other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other expenses	rr_OtherExpensesOverAssets	1.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.05%	[1]
Recoupment of fees waived and/or expenses reimbursed	imstii_RecoupmentofFeesWaived	0.01%	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	3.06%	[1],[2]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
One Year	rr_ExpenseExampleYear01	866
Three Years	rr_ExpenseExampleYear03	1,464
Five Years	rr_ExpenseExampleYear05	2,085
Ten Years	rr_ExpenseExampleYear10	$ 3,747
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Vivaldi Merger Arbitrage Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VARBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.08%
Interest expenses (includes dividends and interest expenses on short sales)	rr_Component2OtherExpensesOverAssets	1.23%
All other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other expenses	rr_OtherExpensesOverAssets	1.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.76%	[1]
Recoupment of fees waived and/or expenses reimbursed	imstii_RecoupmentofFeesWaived	0.01%	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.77%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 280
Three Years	rr_ExpenseExampleYear03	857
Five Years	rr_ExpenseExampleYear05	1,460
Ten Years	rr_ExpenseExampleYear10	$ 3,090
Annual Return 2008	rr_AnnualReturn2008	13.88%
Annual Return 2009	rr_AnnualReturn2009	10.02%
Annual Return 2010	rr_AnnualReturn2010	7.33%
Annual Return 2011	rr_AnnualReturn2011	3.03%
Annual Return 2012	rr_AnnualReturn2012	2.36%
Annual Return 2013	rr_AnnualReturn2013	5.55%
Annual Return 2014	rr_AnnualReturn2014	4.81%
Annual Return 2015	rr_AnnualReturn2015	5.22%
Annual Return 2016	rr_AnnualReturn2016	1.73%
Annual Return 2017	rr_AnnualReturn2017	2.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.81%)
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Vivaldi Merger Arbitrage Fund | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.83%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.52%	[3]
Vivaldi Merger Arbitrage Fund | After Taxes on Distributions and Sales | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.04%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.46%	[3]
Vivaldi Merger Arbitrage Fund | Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.01%	[4]
Vivaldi Merger Arbitrage Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
WV Concentrated Equities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WV CONCENTRATED EQUITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the WV Concentrated Equities Fund (the "Fund") is growth of capital over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page 31 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period May 1, 2017 (commencement date) through September 30, 2017, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses", "Dividend and interest expenses on short sales", and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses", "Dividend and interest expenses on short sales", and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (which include borrowings for investment purposes) in equity securities. These equity securities may include common stocks, shares offered in initial public offerings ("IPOs") and shares of exchange-traded funds ("ETFs") which invest substantially all of their assets in equity securities. The Fund may invest in both U.S. and non-U.S. securities, which may include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Fund intends to focus on equity securities of small and mid-capitalization companies but may invest in companies of any market capitalization. To that end, the Fund has elected to use the Russell 2500 Index as the Fund's primary benchmark and the S&P 500 Index as an additional benchmark. Vivaldi Asset Management, LLC ("Vivaldi" or the "Advisor"), the Fund's advisor, considers small and mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2500 Index at the time of purchase. Because small and mid-capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of December 31, 2017, the market capitalizations of companies included in the Russell 2500 Index were between $958 million and $19 billion and the market capitalization of companies included in the S&P 500 Index were between $5 billion and $911 billion. Investments in companies that move above or below the capitalization range of the Russell 2500 Index may continue to be held by the Fund in the Advisor's sole discretion. The Fund will concentrate its long investments in the securities of approximately 30-60 issuers that the Advisor believes have the potential for significant appreciation.

The Advisor seeks to achieve the Fund's investment objective by constructing a portfolio of value-oriented investments based on the Advisor's original research. The Advisor considers value-oriented investments to be investments in profitable companies selling at low multiples of cash flow; companies the Advisor believes are selling at a discount to perceived intrinsic or liquidation value; or growth-oriented companies with current market values the Advisor believes fail to reflect accurately the businesses' long-term prospects for success. The Advisor believes that long-term capital growth can be realized through identification of companies whose public market value is substantially less than their private market value. The Advisor defines public market value as the aggregate trading price of a company's equity securities plus the company's current and long-term debt, less excess cash or marketable securities on hand; it defines private market value as what an informed, rational buyer would pay for the entire company.

In selecting the Fund's long positions, the Advisor focuses on what it believes are the key qualitative and quantitative areas of individual companies and industries in determining whether an appropriate margin of safety against potential downside exposure exists. Qualitative factors include: performance and quality of business during peak and trough economic cycles; quality, incentives and the track record of management; management's attitude toward shareholders; product differentiation; the competitive environment and economic outlook within the company's industry sector; potential business risks; pending litigation; and other relevant issues. Quantitative factors include: revenue growth; operating margins (including sustainability of those margins); return on capital employed; condition of balance sheet; downside protection in the event of liquidation; and, ability to generate free cash flow.

The Fund may from time to time sell securities short. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. The Advisor will implement selective short strategies when it believes doing so will help reduce the Fund's overall return volatility and contribute to the Fund's long-term investment performance.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer issuers than "diversified" mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, each of which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to "cover" open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on short sales even if they are covered.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

IPO risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Micro-cap, small-cap and mid-cap company risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Non-diversification risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Short sales risk. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Value-oriented investment strategies risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, each of which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
WV Concentrated Equities Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVCAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imstii_WireFee	20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
One Year	rr_ExpenseExampleYear01	722
Three Years	rr_ExpenseExampleYear03	1,031
Five Years	rr_ExpenseExampleYear05	1,361
Ten Years	rr_ExpenseExampleYear10	$ 2,294
WV Concentrated Equities Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVCIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imstii_WireFee	20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
One Year	rr_ExpenseExampleYear01	$ 130
Three Years	rr_ExpenseExampleYear03	406
Five Years	rr_ExpenseExampleYear05	702
Ten Years	rr_ExpenseExampleYear10	$ 1,545

[1]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.85% and 1.55% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until January 31, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[4]	The Bloomberg Barclays US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.
[5]	"Other expenses", "Dividend and interest expenses on short sales", and "Acquired fund fees and expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.